Cash and Cash Equivalents	6 Months Ended
Sep. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
9.	CASH AND CASH EQUIVALENTS

	As of September 30, 2022 US$	As of March 31, 2022 US$
Bank balances	7,271,584	5,286,991

The Company had the cash and cash equivalents in the following currencies:

	As of September 30, 2022 US$	As of March 31, 2022 US$
US$	6,602,970	4,849,850
HKD	190,901	68,106
RMB	477,713	369,035
	7,271,584	5,286,991

The cash and cash equivalents of US$477,713 (March 31, 2022: US$369,035) are located in mainland China. RMB is not a freely convertible currency and the remittance of funds out of mainland China is subject to exchange restrictions imposed by the PRC government.